REDEEMABLE NONCONTROLLING INTERESTS & NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Sep. 27, 2019
Noncontrolling Interest [Abstract]
Changes in Redeemable Noncontrolling Interest
Changes in redeemable noncontrolling interests and noncontrolling interests were as follows:

	Fiscal Years
	2019		2018
(In millions)	Redeemable Noncontrolling Interests	Noncontrolling Interests	Redeemable Noncontrolling Interests	Noncontrolling Interest
Balance at beginning of period	$11.1	$2.1	$11.2	$—
Net earnings attributable to noncontrolling interests	0.5	(0.2)	0.5	0.3
Contributions from noncontrolling interests	—	1.4	—	1.8
Dividend distributions	(0.5)	—	(0.6)	—
Other	(0.6)	—	—	—
Balance at end of period	$10.5	$3.3	$11.1	$2.1